Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Jan. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Abstract]
Accumulated Other Comprehensive Income (Loss)

Note 4. Accumulated Other Comprehensive Income (Loss)

The following table provides the changes in the composition of accumulated other comprehensive income (loss) for fiscal 2012, 2011 and 2010:

(Amounts in millions)	Currency Translation and Other	Derivative Instruments	Minimum Pension Liability	Total
Balances at February 1, 2009	$(2,396)	$(17)	$(275)	$(2,688)
Currency translation	2,744	—	—	2,744
Net change in fair value of derivatives	—	94	—	94
Minimum pension liability	—	—	(220)	(220)

Balances at January 31, 2010	348	77	(495)	(70)
Currency translation	878	—	—	878
Net change in fair value of derivatives	—	(17)	—	(17)
Minimum pension liability	—	—	(145)	(145)

Balances at January 31, 2011	1,226	60	$(640)	646
Currency translation	(2,032)	—	—	(2,032)
Net change in fair value of derivatives	—	(67)	—	(67)
Minimum pension liability	—	—	43	43

Balances at January 31, 2012	$(806)	$(7)	$(597)	$(1,410)

Amounts included in accumulated other comprehensive income (loss) are recorded net of their related income tax effects. The Company's unrealized net gains and losses on net investment hedges, included in the currency translation and other account of accumulated other comprehensive income (loss), were not significant as of January 31, 2012 and 2011. The Company reclassified $(86) million and $(14) million, respectively, in fiscal 2012 and 2011 from accumulated other comprehensive income (loss) to earnings to offset the impact of currency translation on the re-measurement of non-U.S. denominated debt.